SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 11:-	SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.
The Company identifies operating segments in accordance with ASC Topic 280, "Segment Reporting". Operating segments are defined as components of an entity for which separate financial information is available and is regularly reviewed by the chief operating decision maker in making decisions regarding resource allocation and evaluating financial performance. The Company determined it operates in one reportable segment as the Company's chief operating decision maker is the Chief Executive Officer who makes operating decisions, assesses performance and allocates resources on a consolidated basis.

b.	The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following table presents total revenues for the six months ended June 30, 2023 and 2024:

Revenues:

	Six Months Ended June 30,
	2023	2024
	(Unaudited)

United States	$182,549	$218,793
Israel	3,235	4,214
United Kingdom	21,934	25,655
Europe, the Middle East and Africa *	71,741	114,071
Other	58,089	83,523
	$337,548	$446,256

For the six months ended June 30, 2023 and 2024, no single customer contributed more than 10% to the Company's total revenues.

*          Excluding United Kingdom and Israel